XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.12%
Consumer Discretionary Products - 1.27%
NIKE, Inc., Class B(a)	39,200	$1,609,160

Consumer Discretionary Services - 3.20%
Las Vegas Sands Corp.(a)	88,000	4,064,720

Consumer Staple Products - 10.02%
Colgate-Palmolive Co.(a)	33,000	3,025,440
Constellation Brands, Inc., Class A(a)	21,000	2,920,890
PepsiCo, Inc.(a)	33,900	4,590,060
Procter & Gamble Co.(a)	15,000	2,199,600
		12,735,990

Financial Services - 3.19%
CME Group, Inc.(a)	18,400	4,063,272

Health Care - 17.89%
Agilent Technologies, Inc.(a)	29,000	3,852,070
CVS Health Corp.(a)	48,500	5,017,325
Danaher Corp.(a)	24,200	4,609,616
Labcorp Holdings, Inc.(a)	10,000	2,800,000
Medtronic PLC(a)	47,000	3,676,810
Pfizer, Inc.	116,000	2,793,280
		22,749,101

Industrial Products - 5.83%
Emerson Electric Co.(a)	18,000	2,576,700
Honeywell Aerospace, Inc.(b)	6,000	1,326,480
Honeywell Intl., Inc.(a)	6,000	1,343,400
Illinois Tool Works, Inc.(a)	8,000	2,163,760
		7,410,340

Insurance - 2.27%
Marsh(a)	17,300	2,883,391

Materials - 2.42%
Newmont Corp.(a)	33,000	3,082,200

Media - 3.77%
Comcast Corp., Class A(a)	90,000	2,209,500
Meta Platforms, Inc., Class A(a)	4,600	2,591,134
		4,800,634

	Shares	Value
COMMON STOCKS - 95.12% (Continued)
Oil & Gas - 11.84%
APA Corp.(a)	133,700	4,354,609
Matador Resources Co.(a)	103,000	5,127,340
Transocean Ltd.(b)	1,140,000	5,574,600
		15,056,549

Real Estate Investment Trusts (REITs) - 4.44%
American Tower Corp.(a)	22,500	3,680,325
Weyerhaeuser Co.(a)	82,000	1,963,080
		5,643,405

Retail & Wholesale - Discretionary - 2.06%
Amazon.com, Inc.(a)(b)	11,000	2,621,740

Retail & Wholesale - Staples - 3.33%
Archer-Daniels-Midland Co.(a)	55,500	4,240,200

Software & Tech Services - 14.99%
Accenture PLC, Class A(a)	12,500	1,555,500
Adobe, Inc.(a)(b)	11,600	2,378,232
Fiserv, Inc.(a)(b)	60,100	2,947,905
Microsoft Corp.(a)	8,600	3,207,972
PayPal Holdings, Inc.(a)	51,300	2,215,134
Synopsys, Inc.(a)(b)	7,000	3,122,490
Visa, Inc., Class A(a)	10,600	3,636,754
		19,063,987

Tech Hardware & Semiconductors - 1.63%
Broadcom, Inc.(a)	5,500	2,077,625

Telecommunications - 2.65%
Lumen Technologies, Inc.(b)	124,000	952,320
T-Mobile US, Inc.(a)	14,400	2,415,312
		3,367,632

Utilities - 4.32%
AES Corp.	195,000	2,858,700
NextEra Energy, Inc.(a)	30,000	2,633,100
		5,491,800

TOTAL COMMON STOCKS (Cost $154,080,304)		$120,961,746

XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 6.79%
First American Government Obligations Fund, X Class, 3.57% (7-Day Yield)	8,636,423	8,636,423

TOTAL MONEY MARKET FUNDS (Cost $8,636,423)		$8,636,423

TOTAL INVESTMENTS - 101.91% (Cost $162,716,727)		$129,598,169

TOTAL CALL OPTIONS WRITTEN - (1.98)%		(2,514,689)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		80,839

NET ASSETS - 100.00%		$127,164,319

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options in the amounts of $102,304,577 as of June 30, 2026.
(b)	Non-income producing security.

Investment Abbreviations:
Intl. – International
Ltd. – Limited
PLC – Public Limited Company

XAI Madison Equity Premium Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Exercise Price	Number of Contracts	Notional Value	Market Value	Premiums Received	Unrealized Appreciation/(Depreciation)
Accenture PLC, Class A	8/21/2026	$150.00	(125)	$(1,555,500)	$(21,875)	$(35,520)	$13,645
Adobe, Inc.	7/17/2026	320.00	(54)	(1,107,108)	–	(48,004)	48,004
Adobe, Inc.	8/21/2026	230.00	(62)	(1,271,124)	(32,705)	(26,906)	(5,799)
Agilent Technologies, Inc.	8/21/2026	140.00	(290)	(3,852,070)	(102,950)	(73,327)	(29,623)
Amazon.com, Inc.	8/21/2026	260.00	(110)	(2,621,740)	(76,725)	(51,586)	(25,139)
American Tower Corp.	8/21/2026	190.00	(225)	(3,680,325)	(28,125)	(92,018)	63,893
APA Corp.	8/21/2026	37.50	(670)	(2,182,190)	(50,250)	(56,263)	6,013
APA Corp.	9/18/2026	40.00	(50)	(162,850)	(3,350)	(4,073)	723
Archer-Daniels-Midland Co.	8/21/2026	80.00	(555)	(4,240,200)	(129,037)	(118,553)	(10,484)
Broadcom, Inc.	8/21/2026	400.00	(55)	(2,077,625)	(103,675)	(94,542)	(9,133)
CME Group, Inc.	8/21/2026	280.00	(94)	(2,075,802)	(5,170)	(50,663)	45,493
Colgate-Palmolive Co.	8/21/2026	95.00	(330)	(3,025,440)	(69,300)	(67,872)	(1,428)
Comcast Corp., Class A	9/18/2026	26.00	(900)	(2,209,500)	(100,800)	(44,204)	(56,596)
Constellation Brands, Inc., Class A	8/21/2026	160.00	(210)	(2,920,890)	(33,600)	(50,184)	16,584
CVS Health Corp.	8/21/2026	105.00	(485)	(5,017,325)	(213,400)	(144,110)	(69,290)
Danaher Corp.	7/17/2026	175.00	(242)	(4,609,616)	(406,560)	(99,588)	(306,972)
Emerson Electric Co.	9/18/2026	160.00	(180)	(2,576,700)	(58,500)	(69,204)	10,704
Fiserv, Inc.	8/21/2026	55.00	(601)	(2,947,905)	(100,668)	(101,553)	885
Honeywell International, Inc.	8/21/2026	250.00	(120)	(2,686,800)	(35,400)	(85,076)	49,676
Illinois Tool Works, Inc.	7/17/2026	260.00	(80)	(2,163,760)	(103,200)	(39,917)	(63,283)
Labcorp Holdings, Inc.	8/21/2026	280.00	(100)	(2,800,000)	(116,000)	(66,901)	(49,099)
Las Vegas Sands Corp.	7/17/2026	60.00	(630)	(2,909,970)	–	(84,404)	84,404
Marsh	10/16/2026	180.00	(173)	(2,883,391)	(78,715)	(67,997)	(10,718)
Matador Resources Co.	8/21/2026	55.00	(515)	(2,563,670)	(68,238)	(74,157)	5,919
Matador Resources Co.	9/18/2026	60.00	(515)	(2,563,670)	(55,362)	(61,282)	5,920
Medtronic PLC	8/21/2026	85.00	(470)	(3,676,810)	(45,120)	(77,856)	32,736
Meta Platforms, Inc., Class A	7/17/2026	640.00	(46)	(2,591,134)	(6,279)	(92,411)	86,132
Microsoft Corp.	8/21/2026	425.00	(86)	(3,207,972)	(64,715)	(66,991)	2,276
Newmont Corp.	7/17/2026	120.00	(330)	(3,082,200)	(1,815)	(148,159)	146,344
NextEra Energy, Inc.	9/18/2026	92.50	(300)	(2,633,100)	(62,550)	(61,351)	(1,199)
NIKE, Inc., Class B	8/21/2026	50.00	(392)	(1,609,160)	(26,068)	(39,582)	13,514
PayPal Holdings, Inc.	8/21/2026	47.50	(513)	(2,215,134)	(69,768)	(51,800)	(17,968)
PepsiCo, Inc.	7/17/2026	165.00	(339)	(4,590,060)	(2,034)	(133,493)	131,459
Procter & Gamble Co.	8/21/2026	150.00	(150)	(2,199,600)	(54,000)	(53,845)	(155)
Synopsys, Inc.	7/17/2026	490.00	(70)	(3,122,490)	(33,600)	(86,224)	52,624
T-Mobile US, Inc.	7/17/2026	200.00	(144)	(2,415,312)	(2,880)	(70,411)	67,531
Visa, Inc., Class A	7/17/2026	340.00	(24)	(823,416)	(19,620)	(22,415)	2,795
Visa, Inc., Class A	8/21/2026	340.00	(82)	(2,813,338)	(119,310)	(80,273)	(39,037)
Weyerhaeuser Co.	8/21/2026	27.00	(410)	(981,540)	(7,175)	(22,130)	14,955
Weyerhaeuser Co.	7/17/2026	26.00	(410)	(981,540)	(6,150)	(20,081)	13,931
				$(103,647,977)	$(2,514,689)	$(2,734,926)	$220,237

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